                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Kensico Capital Management

Address: 200 Park Ave.
         Suite 3300
         New York, NY 10017


Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Peter Goldsmith

Title: Manager

Phone: 212 251 3103

Signature, Place, and Date of Signing:

 /s/ Peter Goldsmith             New York, NY                    8-13-03
_____________________     ___________________________      ___________________
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

FORM 13F
Reporting Manager: KENSICO CAPITAL MANAGEMENT
06/30/2003

     COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4             COLUMN 5        COLUMN 6     COLUMN 7          COLUMN 8
------------------    --------------   --------   --------       ------------------   ----------    --------    --------------------
                                                    VALUE        SHRS OR  SH/  PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)       PRN AMT  PRN  CALL   DISCRETION    MANAGERS    SOLE   SHARED   NONE
------------------    --------------   --------   --------       -------  ---  ----   ----------    --------    ----   ------   ----
AKSYS LTD             COMMON           010196103   $1,322,250.00   102500              X             KENP        102500
ARCH COAL INC         COMMON           039380100   $5,784,066.00   251700              X             KENP        251700
AOL TIME WARNER INC   COMMON           00184A105   $1,930,800.00   120000              X             KENP        120000
ADMINISTAFF INC       COMMON           007094105   $2,205,230.00   214100              X             KENP        214100
BOSTON
 COMMUNICATIONS GROU  OTC EQ           100582105   $9,024,867.00   533700              X             KENP        533700
BERKSHIRE HATHAWAY
 INC-DEL              COMMON           084670108  $15,732,500.00      217              X             KENP           217
BROOKLINE BANCORP INC OTC EQ           11373M107     $894,446.00    63889              X             KENP         63889
PUT BIOSITE INC
 OCT 45               PUT Option       0909453VI     $105,000.00    25000              X             KENP         25000
CEPHEID               COMMON           15670R107     $245,500.00    50000              X             KENP         50000
CENTURY BUSINESS
 SERVICES             OTC EQ           156490104   $1,413,258.00   438900              X             KENP        438900
SEACOR SMIT INC       COMMON           811904101   $8,878,017.00   243300              X             KENP        243300
CREE INC              OTC EQ           225447101     $763,750.00    47000              X             KENP         47000
CTI MOLECULAR
 IMAGING INC          OTC EQ           22943D105   $2,411,296.00   129292              X             KENP        129292
CENTEX CORP           COMMON           152312104  $22,364,625.00   287500              X             KENP        287500
CYTYC CORP            OTC EQ           232946103   $2,532,000.00   240000              X             KENP        240000
CITIZENS
 COMMUNICATIONS CO    COMMON           17453B101  $22,108,928.00  1715200              X             KENP       1715200
ECHOSTAR
 COMMUNICATIONS CO    OTC EQ           278762109  $16,247,166.00   469300              X             KENP        469300
DICKS SPORTING
 GOODS INC            COMMON           253393102   $9,195,676.00   250700              X             KENP        250700
DOLLAR THRIFTY
 AUTOMOTIVE           COMMON           256743105   $1,715,875.00    92500              X             KENP         92500
DYCOM INDUSTRIES INC  COMMON           267475101     $472,700.00    29000              X             KENP         29000
ENDOCARE INC          OTC EQ           29264P104     $123,624.00    30600              X             KENP         30600
ERIE INDEMNITY
 CO-CL A              OTC EQ           29530P102  $12,692,955.00   307708              X             KENP        307708
ESS TECHNOLOGY INC.   OTC EQ           269151106     $467,318.00    47930              X             KENP         47930
ENTERASYS
 NETWORKS INC         COMMON           293637104   $1,916,324.00   632450              X             KENP        632450
EXULT INC             OTC EQ           302284104   $1,252,584.00   146330              X             KENP        146330
F5 NETWORKS INC       OTC EQ           315616102     $831,000.00    50000              X             KENP         50000
GALYANS TRADING       OTC EQ           36458R101   $2,467,500.00   175000              X             KENP        175000
GEN PROBE INC         OTC EQ           36866T103   $9,734,472.00   237600              X             KENP        237600
GSI COMMCERCE INC     OTC EQ           36238G102   $5,619,600.00   840000              X             KENP        840000
GOODYEAR TIRE &
 RUBBER CO            COMMON           382550101   $1,032,255.00   196620              X             KENP        196620
GETTY REALTY
 CORP NEW             COMMON           374297109   $5,758,560.00   258000              X             KENP        258000
HAEMONETICS
 CORP-MASS            COMMON           405024100   $1,346,774.00    72020              X             KENP         72020
HCA INC               COMMON           404119109   $9,330,048.00   291200              X             KENP        291200
HANDLEMAN CO          COMMON           410252100     $800,000.00    50000              X             KENP         50000
H & R BLOCK INC       COMMON           093671105  $31,916,770.00   737960              X             KENP        737960
INTERGRAPH CORP       OTC EQ           458683109  $75,811,740.00  3586175              X             KENP       3586175
INTERNATIONAL
 SPEEDWAY COR         OTC EQ           460335201   $6,704,847.00   169700              X             KENP        169700
JANUS CAPITAL
 GROUP INC            COMMON           47102X105   $5,330,000.00   325000              X             KENP        325000
CARMAX INC            COMMON           143130102   $5,457,150.00   181000              X             KENP        181000
MED DIVERSIFIED INC   OTC EQ           58401N102       $1,152.00    54840              X             KENP         54840
MOHAWK INDUSTRIES
 INC                  COMMON           608190104  $16,614,576.00   299200              X             KENP        299200
ALTRIA GROUP INC      COMMON           02209S103  $15,358,720.00   338000              X             KENP        338000
MOORE WALLACE INC     COMMON           615857109  $36,093,129.00  2458660              X             KENP       2458660
NEOFORMA INC          OTC EQ           640475505   $5,109,593.00   468770              X             KENP        468770
OMNIVISION
 TECHNOLOGIES IN      OTC EQ           682128103  $14,475,450.00   465000              X             KENP        465000
OPEN TEXT CORP        OTC EQ           683715106   $2,062,250.00    73000              X             KENP         73000
PROVIDENT FINANCIAL
 SERVIC               COMMON           74386T105     $857,250.00    45000              X             KENP         45000
PIER 1 IMPORTS INC    COMMON           720279108  $12,439,920.00   609800              X             KENP        609800
REEBOK
 INTERNATIONAL LTD    COMMON           758110100  $10,257,150.00   305000              X             KENP        305000
SYMBOL TECHNOLOGIES
 INC                  COMMON           871508107   $4,818,904.00   370400              X             KENP        370400
SHAW GROUP INC        COMMON           820280105   $1,388,160.00   115200              X             KENP        115200
GRUPO TMM S A DE CV   COMMON           40051D105     $359,040.00   163200              X             KENP        163200
UNITEDHEALTH
 GROUP INC            COMMON           91324P102   $5,865,180.00   116720              X             KENP        116720
WEIGHT WATCHERS
 INTL INC N           COMMON           948626106   $5,426,957.00   119300              X             KENP        119300

                                                 $435,068,902.00